Currency translation rates (Tables)	3 Months Ended
Jun. 30, 2020
Foreign Exchange Rates [Line Items]
Disclosure of foreign exchange rates [text block]
	Closing exchange rate				Average rate[1]
	As of				For the quarter ended			Year-to-date
	30.6.20	31.3.20	31.12.19	30.6.19	30.6.20	31.3.20	30.6.19	30.6.20	30.6.19
1 CHF	1.06	1.04	1.03	1.02	1.04	1.04	1.00	1.04	1.00
1 EUR	1.12	1.10	1.12	1.14	1.11	1.10	1.13	1.11	1.13
1 GBP	1.24	1.24	1.32	1.27	1.24	1.28	1.28	1.26	1.30
100 JPY	0.93	0.93	0.92	0.93	0.93	0.93	0.92	0.93	0.91
1 Monthly income statement items of operations with a functional currency other than the US dollar are translated with month-end rates into US dollars. Disclosed average rates for a quarter represent an average of three month-end rates, weighted according to the income and expense volumes of all operations of the Group with the same functional currency for each month. Weighted average rates for individual business divisions may deviate from the weighted average rates for the Group.